Administration and Project Evaluation Expenses	12 Months Ended
Dec. 31, 2021
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Administration and Project Evaluation Expenses
11 –   Administration and Project Evaluation Expenses
The administration expenses for the Company are as follows:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020

Corporate administration	$3,198	$2,128

Employee benefits and salaries	2,824	2,276

Professional fees	983	924

Administration expenses before share-based compensation	$7,005	$5,328

Equity settled share-based compensation (a non-cash expense)	3,193	3,007

Total administration expenses	$10,198	$8,335
Project evaluation expenses consists of employee benefits and salaries of $2.9 million (2020 — $2.5 million), share-based compensation of $2.8 million (2020 — $2.6 million), and other of $2.1 million (2020 — $0.4 million).